Revenues - Summary of geographical information (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Revenue	$ 1,647	$ 1,614	$ 3,385	$ 3,288
Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1,647	1,614	3,385	3,288
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	$ 1,182	1,163	$ 2,479	2,405
UNITED STATES | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue		$ 7		$ 14